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Global Atlantic Franklin Dividend and Income Managed Risk Portfolio
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Global Atlantic Portfolios

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

(each a “Portfolio”)

(each a series of Forethought Variable Insurance Trust)

Class II Shares

Supplement dated June 28, 2018

to the Prospectus dated April 27, 2018 (the “Prospectus”)

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2.    Effective June 29, 2018, under the heading “PORTFOLIO SUMMARY – PRINCIPAL INVESTMENT STRATEGIES,” for Global Atlantic Franklin Dividend and Income Managed Risk Portfolio, the eighth paragraph of the Principal Investment Strategy is deleted and replaced with the following:

In its management of the fixed income sleeve, Franklin Advisers invests predominantly in investment grade securities and investments or in unrated securities and investments Franklin Advisers believes are of comparable quality. Securities rated in the top four ratings categories by one or more independent rating organizations such as Standard & Poor’s (“S&P®”) (rated BBB or better) or Moody’s Investors Service (“Moody’s”) (rated Baa or higher) are considered investment grade. Securities rated BB or lower by S&P® or Ba or lower by Moody’s are considered to be below investment grade. Derivatives with reference securities that are investment grade are considered to be investment grade. The fixed income sleeve of the Portfolio may invest up to 20% of its total assets in non-investment grade debt securities, including up to 5% in securities rated lower than B by S&P® or Moody’s, which may include defaulted securities, or in unrated securities and investments Franklin Advisers believes are of comparable quality. (In calculating the above non-investment grade debt limitations, the Portfolio combines its non-investment grade debt securities with the net long and short exposure to non-investment grade debt securities from derivative instruments.)

Please retain this Supplement for future reference.